SENIOR SECURED NOTE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SUMMARY OF NOTES SECURED BY TANGIBLE AND INTANGIBLE ASSETS

The Note is secured by all the tangible and intangible assets of the Company and is summarized as follows:

	2023	2022
Note payable	$1,142,857	$1,142,857
Accrued interest and penalties	854,187	-
Unamortized discounts	-	(217,961)
	$1,997,044	$924,896